PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited)
as of October 31, 2019
Description	Shares	Value
Long-Term Investments 95.4%
Common Stocks
Banks 11.4%
Ameris Bancorp	4,548	$ 194,882
Atlantic Union Bankshares Corp.	3,818	140,732
BankUnited, Inc.	7,378	253,065
Brookline Bancorp, Inc.	5,493	86,240
Byline Bancorp, Inc.*	6,060	105,080
East West Bancorp, Inc.	5,683	243,914
First Bancorp/Southern Pines NC	4,530	171,008
First Foundation, Inc.	4,444	71,149
Pinnacle Financial Partners, Inc.	4,637	272,748
Renasant Corp.	4,174	144,838
Seacoast Banking Corp. of Florida*	4,667	130,676
Wintrust Financial Corp.	2,728	174,101
		1,988,433
Beverages 0.6%
MGP Ingredients, Inc.(a)	2,499	107,182
Biotechnology 3.9%
Amicus Therapeutics, Inc.*	11,324	95,461
Audentes Therapeutics, Inc.*	2,049	55,118
Emergent BioSolutions, Inc.*	2,505	143,186
Ligand Pharmaceuticals, Inc.*	533	57,996
Madrigal Pharmaceuticals, Inc.*	423	39,098
Mirati Therapeutics, Inc.*	1,174	110,567
Natera, Inc.*	4,476	172,416
		673,842
Building Products 2.0%
Armstrong World Industries, Inc.	312	29,181
JELD-WEN Holding, Inc.*	5,830	99,635
PGT Innovations, Inc.*	7,854	138,701
Trex Co., Inc.*	957	84,111
		351,628
Capital Markets 2.5%
Assetmark Financial Holdings, Inc.*	741	20,333
Brightsphere Investment Group, Inc.	12,803	125,726
Focus Financial Partners, Inc. (Class A Stock)*	1,905	41,681

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Houlihan Lokey, Inc.	2,549	$ 120,466
Moelis & Co. (Class A Stock)	3,656	130,446
		438,652
Chemicals 1.3%
Ferro Corp.*	6,479	72,111
PolyOne Corp.	4,953	158,744
		230,855
Commercial Services & Supplies 2.7%
Advanced Disposal Services, Inc.*	2,079	68,150
Healthcare Services Group, Inc.	3,475	84,651
Mobile Mini, Inc.	8,604	323,682
		476,483
Construction & Engineering 1.1%
Construction Partners, Inc. (Class A Stock)*	3,278	56,119
Great Lakes Dredge & Dock Corp.*	12,574	135,171
		191,290
Construction Materials 1.8%
Summit Materials, Inc. (Class A Stock)*	13,303	305,038
Diversified Telecommunication Services 0.9%
Bandwidth, Inc. (Class A Stock)*	2,834	159,129
Electric Utilities 1.0%
El Paso Electric Co.	1,880	125,415
PNM Resources, Inc.	806	42,033
		167,448
Electrical Equipment 0.5%
Thermon Group Holdings, Inc.*	3,575	85,192
Electronic Equipment, Instruments & Components 0.4%
nLight, Inc.*	5,647	75,444

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 0.9%
Cactus, Inc. (Class A Stock)*	5,068	$ 150,621
Entertainment 0.8%
IMAX Corp.*	6,251	133,459
Equity Real Estate Investment Trusts (REITs) 9.5%
Colony Capital, Inc.	11,703	65,537
Columbia Property Trust, Inc.	7,708	158,168
Cousins Properties, Inc.	4,871	195,473
Gaming & Leisure Properties, Inc.	2,982	120,354
Hersha Hospitality Trust	6,169	85,132
Independence Realty Trust, Inc.	12,976	199,830
National Storage Affiliates Trust	6,583	224,941
Pebblebrook Hotel Trust	4,457	114,590
QTS Realty Trust, Inc. (Class A Stock)	4,555	244,102
Retail Opportunity Investments Corp.	8,747	163,263
Summit Hotel Properties, Inc.	6,077	74,504
		1,645,894
Food & Staples Retailing 1.9%
Performance Food Group Co.*	7,660	326,393
Food Products 1.9%
Adecoagro SA (Brazil)*	13,040	77,327
B&G Foods, Inc.(a)	2,028	31,535
Darling Ingredients, Inc.*	9,727	187,731
Freshpet, Inc.*	760	39,718
		336,311
Health Care Equipment & Supplies 2.8%
Avedro, Inc.*	942	21,892
Glaukos Corp.*	2,202	140,554
Integra LifeSciences Holdings Corp.*	2,973	172,612
Merit Medical Systems, Inc.*	3,518	72,664
Silk Road Medical, Inc.*	2,334	77,302
		485,024
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.*	4,476	134,235

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Guardant Health, Inc.*	879	$ 61,091
HealthEquity, Inc.*	1,331	75,587
Premier, Inc. (Class A Stock)*	2,260	73,631
		344,544
Health Care Technology 2.4%
Livongo Health, Inc.*	3,257	70,319
Phreesia, Inc.*	662	19,615
Tabula Rasa HealthCare, Inc.*(a)	2,502	127,452
Teladoc Health, Inc.*(a)	2,710	207,586
		424,972
Hotels, Restaurants & Leisure 3.1%
Penn National Gaming, Inc.*	3,973	84,684
Planet Fitness, Inc. (Class A Stock)*	3,801	241,972
Texas Roadhouse, Inc.	1,498	84,637
Wingstop, Inc.	1,610	134,322
		545,615
Independent Power & Renewable Electricity Producers 1.0%
NextEra Energy Partners LP	3,473	183,027
Insurance 1.7%
Axis Capital Holdings Ltd.	1,645	97,762
Goosehead Insurance, Inc. (Class A Stock)(a)	3,152	161,320
ProSight Global, Inc.*	2,072	32,862
		291,944
IT Services 2.3%
Evo Payments, Inc. (Class A Stock)*	2,990	85,006
InterXion Holding NV (Netherlands)*	2,679	236,341
LiveRamp Holdings, Inc.*	1,870	73,098
		394,445
Life Sciences Tools & Services 0.6%
Syneos Health, Inc.*	1,950	97,792

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Machinery 6.3%
Actuant Corp. (Class A Stock)	5,072	$ 125,633
CIRCOR International, Inc.*	1,382	52,917
Gardner Denver Holdings, Inc.*	3,205	102,015
Harsco Corp.*	4,693	95,127
Milacron Holdings Corp.*	6,383	106,724
Mueller Water Products, Inc. (Class A Stock)	7,610	89,037
NN, Inc.	5,872	42,396
Rexnord Corp.*	8,744	247,367
Trinity Industries, Inc.	3,319	65,650
Welbilt, Inc.*	8,480	160,781
		1,087,647
Media 0.9%
AMC Networks, Inc. (Class A Stock)*	1,506	65,586
Cardlytics, Inc.*	2,295	96,184
		161,770
Metals & Mining 0.6%
Mayville Engineering Co., Inc.*	3,767	32,208
Sandstorm Gold Ltd. (Canada)*	9,549	67,798
		100,006
Mortgage Real Estate Investment Trusts (REITs) 1.4%
MFA Financial, Inc.	32,315	245,271
Oil, Gas & Consumable Fuels 1.5%
Tallgrass Energy LP (Class A Stock)	3,590	66,989
WPX Energy, Inc.*	19,318	192,794
		259,783
Pharmaceuticals 3.0%
GW Pharmaceuticals PLC (United Kingdom), ADR*	619	82,834
Horizon Therapeutics PLC*	7,845	226,799
Intersect ENT, Inc.*	4,779	85,162
Prestige Consumer Healthcare, Inc.*	2,935	104,075
resTORbio, Inc.*	2,379	17,248
		516,118

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Professional Services 1.3%
Huron Consulting Group, Inc.*	1,964	$ 129,899
Korn Ferry	2,634	96,641
		226,540
Road & Rail 1.4%
Saia, Inc.*	2,763	246,460
Semiconductors & Semiconductor Equipment 3.9%
Brooks Automation, Inc.	3,248	137,942
Inphi Corp.*	2,877	206,799
MaxLinear, Inc.*	8,586	162,790
Monolithic Power Systems, Inc.	928	139,126
Tower Semiconductor Ltd. (Israel)*	1,420	31,141
		677,798
Software 8.0%
CyberArk Software Ltd.*	2,027	205,903
Everbridge, Inc.*	2,245	156,050
HubSpot, Inc.*	1,756	272,356
New Relic, Inc.*	1,007	64,508
Proofpoint, Inc.*	1,830	211,127
Q2 Holdings, Inc.*	2,084	148,985
Trade Desk, Inc. (The) (Class A Stock)*	330	66,264
Varonis Systems, Inc.*	2,758	197,335
Zendesk, Inc.*	869	61,395
		1,383,923
Specialty Retail 3.8%
Boot Barn Holdings, Inc.*	3,031	106,237
Five Below, Inc.*	1,431	179,033
Hudson Ltd. (Class A Stock)*	8,196	101,794
Monro, Inc.	2,210	154,943
National Vision Holdings, Inc.*	2,953	70,281
Party City Holdco, Inc.*	8,482	47,669
		659,957

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 1.8%
Kontoor Brands, Inc.	1,796	$ 68,248
Steven Madden Ltd.	6,039	248,686
		316,934
Trading Companies & Distributors 0.5%
Beacon Roofing Supply, Inc.*	2,655	82,411

Total Long-Term Investments (cost $14,720,502)		16,575,275

Short-Term Investments 8.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	832,375	832,375
PGIM Institutional Money Market Fund (cost $631,616; includes $631,274 of cash collateral for securities on loan)(b)(w)	631,498	631,624

Total Short-Term Investments (cost $1,463,991)		1,463,999

TOTAL INVESTMENTS 103.9% (cost $16,184,493)		18,039,274
Liabilities in excess of other assets (3.9)%		(668,923)

Net Assets 100.0%		$ 17,370,351

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $626,864; cash collateral of $631,274 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).